Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 21,291,223
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.66
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,748,165
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.74
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	(299,406)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	(0.47)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	(4,366,904)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	(0.51)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	19,373,078
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.71
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	(219,313)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	(0.47)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(1,205,668)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	(0.48)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	(11,843,932)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	(0.80)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 6,104,165
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	0.59